Stock and Other Compensation Plans (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Stock Based Compensation Expense	$ 24,600,000	$ 27,500,000	$ 25,500,000
Share-based Compensation, Capitalized Amount	9,800,000	11,500,000	10,800,000
Share Based Compensation, Tax Benefit	$ 5,000,000	$ 4,700,000	$ 3,100,000
Authorized Shares	11,200,000.0	8,700,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available	2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Nonvested at beginning of year-Shares	878,104	988,637	1,052,844
Nonvested at beginning of year-Weighted Average	$ 48.24	$ 42.22	$ 36.20
Granted-Shares	357,323	444,543	464,438
Granted-Weighted Average	$ 65.98	$ 50.50	$ 45.05
Vested-Shares	(448,136)	(551,688)	(524,532)
Vested-Weighted Average	$ 45.88	$ 39.28	$ 32.67
Forfeited-Shares	(4,860)	(3,388)	(4,113)
Forfeited-Weighted Average	$ 53.52	$ 48.55	$ 39.00
Nonvested at end of year-Shares	782,431	878,104	988,637
Nonvested at end of year-Weighted Average	$ 57.66	$ 48.24	$ 42.22
Unrecognized Compensation Cost	$ 11,400,000
Weighted Average Recognized Period	1 year 7 months
Fair Value Restricted Stock Vested	$ 20,600,000	$ 21,700,000	$ 17,100,000
Direct Stock Purchse Plan [Abstract]
Minimum Initial Investment for Direct Stock Purchase Plan	1,250
Minimum Continuing Investment for Direct Stock Purchase Plan	25
Annual Maximum Investment for Direct Stock Purchase Plan	$ 100,000